FAIR VALUE MEASUREMENTS 3 (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		$ 619	$ 655
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		91	109
Nuclear decomissioning trusts - Municipal debt securities		156	129
Nuclear decommissioning trusts - Other debt securities		182	207
Nuclear decommissioning trusts - Total debt securities		429	445
Total nuclear decommissioning trusts	[1]	1,048	1,100
Interest rate instruments, assets		5	48
Commodity contracts not subject to rate recovery, assets		34	33
Commodity contracts subject to rate recovery, assets		101	122
Assets fair value disclosure, total		1,188	1,303
Interest rate instruments, liabilities		171	155
Commodity contracts not subject to rate recovery, liabilities		67	16
Commodity contracts subject to rate recovery, liabilities		4	8
Liabilities fair value disclosure, total		242	179
San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		619	655
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		91	109
Nuclear decomissioning trusts - Municipal debt securities		156	129
Nuclear decommissioning trusts - Other debt securities		182	207
Nuclear decommissioning trusts - Total debt securities		429	445
Total nuclear decommissioning trusts	[1]	1,048	1,100
Commodity contracts not subject to rate recovery, assets		1
Commodity contracts subject to rate recovery, assets		99	119
Assets fair value disclosure, total		1,148	1,219
Interest rate instruments, liabilities		37	47
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		66	15
Liabilities fair value disclosure, total		103	62
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		2	3
Assets fair value disclosure, total		2	3
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		1	1
Liabilities fair value disclosure, total		1	1
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		619	655
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		47	62
Nuclear decomissioning trusts - Municipal debt securities		0	0
Nuclear decommissioning trusts - Other debt securities		0	0
Nuclear decommissioning trusts - Total debt securities		47	62
Total nuclear decommissioning trusts	[1]	666	717
Interest rate instruments, assets		0	0
Commodity contracts not subject to rate recovery, assets		22	28
Commodity contracts subject to rate recovery, assets		0	0
Assets fair value disclosure, total		688	745
Interest rate instruments, liabilities		0	0
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		5	3
Liabilities fair value disclosure, total		5	3
Level 1 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		619	655
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		47	62
Nuclear decomissioning trusts - Municipal debt securities		0	0
Nuclear decommissioning trusts - Other debt securities		0	0
Nuclear decommissioning trusts - Total debt securities		47	62
Total nuclear decommissioning trusts	[1]	666	717
Commodity contracts not subject to rate recovery, assets		0
Commodity contracts subject to rate recovery, assets		0	0
Assets fair value disclosure, total		666	717
Interest rate instruments, liabilities		0	0
Commodity contracts not subject to rate recovery, liabilities		1	1
Commodity contracts subject to rate recovery, liabilities		0	0
Liabilities fair value disclosure, total		1	1
Level 1 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		0	0
Assets fair value disclosure, total		0	0
Commodity contracts not subject to rate recovery, liabilities		1	2
Commodity contracts subject to rate recovery, liabilities		0	0
Liabilities fair value disclosure, total		1	2
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		44	47
Nuclear decomissioning trusts - Municipal debt securities		156	129
Nuclear decommissioning trusts - Other debt securities		182	207
Nuclear decommissioning trusts - Total debt securities		382	383
Total nuclear decommissioning trusts	[1]	382	383
Interest rate instruments, assets		5	48
Commodity contracts not subject to rate recovery, assets		16	16
Commodity contracts subject to rate recovery, assets		1	1
Assets fair value disclosure, total		404	448
Interest rate instruments, liabilities		171	155
Commodity contracts not subject to rate recovery, liabilities		68	52
Commodity contracts subject to rate recovery, liabilities		3	9
Liabilities fair value disclosure, total		242	216
Level 2 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		44	47
Nuclear decomissioning trusts - Municipal debt securities		156	129
Nuclear decommissioning trusts - Other debt securities		182	207
Nuclear decommissioning trusts - Total debt securities		382	383
Total nuclear decommissioning trusts	[1]	382	383
Commodity contracts not subject to rate recovery, assets		0
Commodity contracts subject to rate recovery, assets		0	0
Assets fair value disclosure, total		382	383
Interest rate instruments, liabilities		37	47
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		67	51
Liabilities fair value disclosure, total		104	98
Level 2 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		1	1
Assets fair value disclosure, total		1	1
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		1	1
Liabilities fair value disclosure, total		1	1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		0	0
Nuclear decomissioning trusts - Municipal debt securities		0	0
Nuclear decommissioning trusts - Other debt securities		0	0
Nuclear decommissioning trusts - Total debt securities		0	0
Total nuclear decommissioning trusts	[1]	0	0
Interest rate instruments, assets		0	0
Commodity contracts not subject to rate recovery, assets		0	0
Commodity contracts subject to rate recovery, assets		72	107
Assets fair value disclosure, total		72	107
Interest rate instruments, liabilities		0	0
Commodity contracts not subject to rate recovery, liabilities		53	0
Commodity contracts subject to rate recovery, liabilities		0	0
Liabilities fair value disclosure, total		53	0
Level 3 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities		0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies		0	0
Nuclear decomissioning trusts - Municipal debt securities		0	0
Nuclear decommissioning trusts - Other debt securities		0	0
Nuclear decommissioning trusts - Total debt securities		0	0
Total nuclear decommissioning trusts	[1]	0	0
Commodity contracts not subject to rate recovery, assets		0
Commodity contracts subject to rate recovery, assets		72	107
Assets fair value disclosure, total		72	107
Interest rate instruments, liabilities		0	0
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		53	0
Liabilities fair value disclosure, total		53	0
Level 3 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		0	0
Assets fair value disclosure, total		0	0
Commodity contracts not subject to rate recovery, liabilities		0	0
Commodity contracts subject to rate recovery, liabilities		0	0
Liabilities fair value disclosure, total		0	0
Collateral Netted [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	[2]	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	[2]	0	0
Nuclear decomissioning trusts - Municipal debt securities	[2]	0	0
Nuclear decommissioning trusts - Other debt securities	[2]	0	0
Nuclear decommissioning trusts - Total debt securities	[2]	0	0
Total nuclear decommissioning trusts	[1],[2]	0	0
Interest rate instruments, assets	[2]	0	0
Commodity contracts not subject to rate recovery, assets	[2]	(4)	(11)
Commodity contracts subject to rate recovery, assets	[2]	28	14
Assets fair value disclosure, total	[2]	24	3
Interest rate instruments, liabilities	[2]	0	0
Commodity contracts not subject to rate recovery, liabilities	[2]	(54)	(36)
Commodity contracts subject to rate recovery, liabilities	[2]	(4)	(4)
Liabilities fair value disclosure, total	[2]	(58)	(40)
Collateral Netted [Member] | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	[2]	0	0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	[2]	0	0
Nuclear decomissioning trusts - Municipal debt securities	[2]	0	0
Nuclear decommissioning trusts - Other debt securities	[2]	0	0
Nuclear decommissioning trusts - Total debt securities	[2]	0	0
Total nuclear decommissioning trusts	[1],[2]	0	0
Commodity contracts not subject to rate recovery, assets	[2]	1
Commodity contracts subject to rate recovery, assets	[2]	27	12
Assets fair value disclosure, total	[2]	28	12
Interest rate instruments, liabilities	[2]	0	0
Commodity contracts not subject to rate recovery, liabilities	[2]	(1)	(1)
Commodity contracts subject to rate recovery, liabilities	[2]	(54)	(36)
Liabilities fair value disclosure, total	[2]	(55)	(37)
Collateral Netted [Member] | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	[2]	1	2
Assets fair value disclosure, total	[2]	1	2
Commodity contracts not subject to rate recovery, liabilities	[2]	(1)	(2)
Commodity contracts subject to rate recovery, liabilities	[2]	0	0
Liabilities fair value disclosure, total	[2]	$ (1)	$ (2)

[1]	Excludes cash balances and cash equivalents.
[2]	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.